                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tamalpais Asset Management LP
Address:  3 Harbor Dr Ste. 204
          Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darren Huber
Title:  Chief Compliance Officer
Phone:  415-289-3606

Signature, Place, and Date of Signing:

     /s/ Darren Huber               Sausalito, CA            August 11, 2008
-----------------------------  --------------------------  --------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          72

Form 13F Information Table Value Total:    $259,247
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                        ---------------- --------- -------- ---------------- ---------- -------- ----------------
                                                                                                         VOTING AUTHORITY
                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                  ---------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
AAR Corp                        NOTE 1.750% 2/0  000361AH8 $ 3,381    4,385 PRN      SOLE                SOLE
American Intl Group Inc         Unit 99/99/9999  026874115 $12,231  205,000 PRN      SOLE                SOLE
Amkor Technology Inc            NOTE 2.500% 5/1  031652AX8 $ 2,048    2,000 PRN      SOLE                SOLE
Archer Daniels Midland Co       Unit 99/99/9999  039483201 $12,256  279,700 PRN      SOLE                SOLE
Arris Group Inc                 NOTE 2.000% 11/1 04269QAC4 $ 1,760    2,100 PRN      SOLE                SOLE
Atherogenics Inc                      COM        047439104 $     1    1,200 SH       SOLE                SOLE
Barrett Bill Corp               NOTE 5.000% 3/1  06846NAA2 $ 6,022    5,000 PRN      SOLE                SOLE
Boston Pptys Ltd Partnership    NOTE 3.750% 5/1  10112RAG9 $13,216   12,000 PRN      SOLE                SOLE
Bristow Group Inc                PFD CNV 5.50%   110394400 $ 2,449   40,000 PRN      SOLE                SOLE
Ceradyne Inc                    NOTE 2.875% 12/1 156710AA3 $ 2,781    3,000 PRN      SOLE                SOLE
Chiquita Brands Intl Inc        NOTE 4.250% 8/1  170032AT3 $ 1,874    2,000 PRN      SOLE                SOLE
Coeur D'Alene Mines Corp Ida    NOTE 3.250% 3/1  192108AR9 $ 1,693    2,000 PRN      SOLE                SOLE
Conexant Systems Inc            NOTE 4.000% 3/0  207142AH3 $ 3,805    5,021 PRN      SOLE                SOLE
Countrywide Financial Corp          DBCV 4/1     222372AN4 $ 5,797    6,000 PRN      SOLE                SOLE
Countrywide Financial Corp            COM        222372104 $ 2,175   91,100 SH       SOLE                SOLE
Cubist Pharmaceuticals Inc      NOTE 2.250% 6/1  229678AC1 $ 3,823    4,300 PRN      SOLE                SOLE
Earthlink Inc                   NOTE 3.250% 11/1 270321AA0 $ 4,618    4,000 PRN      SOLE                SOLE
Evergreen Solar Inc                   COM        30033R108 $    19    2,000 SH       SOLE                SOLE
Fleetwood Enterprises Inc             COM        339099103 $    77   29,200 SH       SOLE                SOLE
Freeport-McMoran Copper & Gold      PFD CONV     35671D782 $ 4,700   28,000 PRN      SOLE                SOLE
Frontier Airlines Inc New       DBCV 5.000% 12/1 359065AA7 $ 6,206   14,704 PRN      SOLE                SOLE
General Mtrs Corp                Deb Sr Conv B   370442733 $   422   30,818 PRN      SOLE                SOLE
General Mtrs Corp                Deb Sr Cv C 33  370442717 $ 2,069  150,486 PRN      SOLE                SOLE
General Mtrs Corp                     COM        370442105 $ 1,473  128,075 SH       SOLE                SOLE
General Mtrs Corp                Deb Sr Conv A   370442741 $   469   31,553 PRN      SOLE                SOLE
General Mtrs Corp                Senior Deben D  370442691 $    71    3,300 PRN      SOLE                SOLE
Genzyme Corp                          COM        372917104 $   144    2,000 SH       SOLE                SOLE
Health Care Reit Inc            NOTE 4.750% 12/0 42217KAP1 $ 4,268    4,000 PRN      SOLE                SOLE
Hecla Mng Co                     6.5% CONV PFD   422704304 $ 6,579   68,100 PRN      SOLE                SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                      ---------------- ------------ -------- ---------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                ---------------- ------------ -------- ------- --- ---- ---------- -------- ---- ------ ----
Hologic Inc                   FRNT 2.000% 12/1 436440AA9    $ 5,101    6,000 PRN      SOLE                SOLE
Horizon Lines Inc                   COM        44044K101    $    60    6,000 SH       SOLE                SOLE
Human Genome Sciences Inc           COM        444903108    $    13    2,400 SH       SOLE                SOLE
Incyte Corp                   NOTE 3.500% 2/1  45337CAF9    $ 2,309    2,500 PRN      SOLE                SOLE
Isis Pharmaceuticals Inc Del  NOTE 2.625% 2/1  464337AE4    $ 8,351    7,255 PRN      SOLE                SOLE
Legg Mason Inc                Unit 99/99/9999  524901303    $13,582  324,500 PRN      SOLE                SOLE
Mentor Graphics Corp              FRNT 8/0     587200AD8    $ 4,064    4,000 PRN      SOLE                SOLE
Microchip Technology Inc            COM        595017104    $   122    4,000 SH       SOLE                SOLE
Mylan Labs Inc                    PFD CONV     628530206    $26,154    3,000 PRN      SOLE                SOLE
NII Holdings Inc              NOTE 3.125% 6/1  62913FAJ1    $ 3,380    4,000 PRN      SOLE                SOLE
Ocwen Finl Corp                   COM NEW      675746309    $     2      500 SH       SOLE                SOLE
OSI Pharmaceuticals Inc       NOTE 3.250% 9/0  671040AD5    $ 5,086    5,000 PRN      SOLE                SOLE
Penn VA Corp                  NOTE 4.500% 11/1 707882AA4    $ 3,041    2,000 PRN      SOLE                SOLE
Platinum Underwriter Hldgs     Pfd Conv Ser A  BMG7127P1427 $ 1,473   50,000 PRN      SOLE                SOLE
ProLogis                      NOTE 1.875% 11/1 743410AR3    $ 3,029    3,500 PRN      SOLE                SOLE
ProLogis                      NOTE 2.625% 5/1  743410AS1    $11,983   13,145 PRN      SOLE                SOLE
Savvis Inc                    NOTE 3.000% 5/1  805423AA8    $ 2,258    3,000 PRN      SOLE                SOLE
Schering-Plough Corp           Pfd Conv Man07  806605705    $12,096   63,500 PRN      SOLE                SOLE
School Specialty Inc          NOTE 3.750% 8/0  807863AE5    $ 2,814    3,000 PRN      SOLE                SOLE
SPDR TR                          UNIT SER 1    78462F103    $   960    7,500 SH       SOLE                SOLE
Alternative Asset Mgmt Acqu   *W Exp 8/01/201  02149U119    $     7   17,500 PRN      SOLE                SOLE
Altas Acquisition Hldgs Corp  *W Exp 01/23/201 049162118    $     3    5,000 PRN      SOLE                SOLE
Alyst Acquisition Corp        *W Exp 6/28/201  02263A113    $     3    5,000 PRN      SOLE                SOLE
Highlands Acquisition Corp    *W Exp 10/03/201 430880112    $     7   20,000 PRN      SOLE                SOLE
Ideation Acquisition Corp     *W Exp 11/19/201 451665111    $     9   29,500 PRN      SOLE                SOLE
KBL Healthcare Acquis Corp I  *W Exp 07/18/201 48241N115    $     4   15,000 PRN      SOLE                SOLE
Santa Monica Media Corp       *W Exp 03/27/201 802501114    $     2   10,000 PRN      SOLE                SOLE
NTR Acquisition Co            *W Exp 06/28/201 629415118    $     4   10,000 PRN      SOLE                SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                      ---------------- --------- -------- ---------------- ---------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                ---------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
Renaissance Acquisition Corp  *W Exp 01/28/201 75966C115  $    2  10,000  PRN      SOLE                SOLE
Tailwind Finl Corp Inc        *W Exp 04/11/201 874023112  $    2  10,000  PRN      SOLE                SOLE
Hicks Acquisition Co I Inc    *W Exp 09/28/201 429086127  $    5  10,000  PRN      SOLE                SOLE
Victory Acquisition Corp      *W Exp 04/24/201 92644D118  $    3   5,000  PRN      SOLE                SOLE
St Mary Ld & Expl Co          NOTE 3.500% 4/0  792228AD0  $2,745   2,000  PRN      SOLE                SOLE
Standard Motor Products Inc   SDCV 6.750% 7/1  853666AB1  $8,441   8,850  PRN      SOLE                SOLE
Suncor Energy Inc                   COM        867229106  $   58   1,000  SH       SOLE                SOLE
Theravance Inc                NOTE 3.000% 1/1  88338TAA2  $5,090   7,000  PRN      SOLE                SOLE
Transocean Sedco Forex Inc    NOTE 1.500% 12/1 893830AV1  $2,834   2,500  PRN      SOLE                SOLE
Transocean Sedco Forex Inc    NOTE 1.500% 12/1 893830AW9  $6,301   5,500  PRN      SOLE                SOLE
United Therapeutics Corp Del  NOTE 0.500% 10/1 91307CAD4  $5,700   4,000  PRN      SOLE                SOLE
WebMD Corp                    NOTE 3.125% 9/0  94769MAG0  $8,942  10,000  PRN      SOLE                SOLE
Wesco Intl Inc                NOTE 1.750% 11/1 95082PAG0  $2,536   3,000  PRN      SOLE                SOLE
World Acceptance
Corporation                   NOTE 3.000% 10/0 981417AB4  $3,371   4,000  PRN      SOLE                SOLE
Yellow Roadway Corp           NOTE 5.000% 8/0  985577AA3  $  873   1,000  PRN      SOLE                SOLE